Document And Entity Information	6 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	ISPIRE TECHNOLOGY INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001948455
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE